Bank acceptance notes payable (Tables)	12 Months Ended
Dec. 31, 2019
Bank acceptance notes payable
Schedule of Bank acceptance notes payable

Bank acceptance notes payable consisted of the following:

		December 31,	December 31,
		2019	2018

Bank acceptance notes payable issued by Bank of Zhang Jiagang Leyu Branch	(a)	$—	$2,121,377
Bank acceptance notes payable issued by SPD Bank Zhang Jiagang Branch	(b)	205,520	—
Total		$205,520	$2,121,377

(a)

Bank acceptance notes payable of $2,121,377 (RMB14,021,000) issued by Bank of Zhang Jiagang Leyu Branch with due dates from February 7, 2019 to June 28, 2019. The Company is required to maintain restricted cash deposits at 100% of the notes payable with the bank, in order to ensure future credit availability.

Bank acceptance notes payable of $205,520 (RMB1,431,200) issued by Shanghai Pudong Development Bank Zhang Jiagang Branch with due date on January 12, 2020. The Company is required to maintain restricted cash deposits at 100% of the notes payable with the bank, in order to ensure future credit availability.